STOCK-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF COMPENSATION BASED STOCK OPTION ACTIVITY

Compensation based stock option activity for qualified and unqualified stock options are summarized as follows:

		Weighted
		Average
For the nine months ended September 30, 2025	Shares	Exercise Price
Outstanding at January 1, 2025	24,177,761	$0.21
Expired or cancelled	(375,000)	-
Outstanding at September 30, 2025	23,802,761	0.15
Options exercisable at September 30, 2025	13,610,261	0.18

		Weighted
		Average
For the nine months ended September 30, 2024	Shares	Exercise Price
Outstanding at January 1, 2024	24,177,761	$0.21
Expired or cancelled	-	-
Outstanding at September 30, 2024	24,177,761	0.21
Options exercisable at September 30, 2024	13,985,261	0.10

Compensation based stock option activity for qualified and unqualified stock options are summarized as follows:

		Weighted
		Average
For the year ended December 31, 2024	Shares	Exercise Price
Outstanding at January 1, 2024	24,177,761	$0.21
Expired or cancelled	-	-
Outstanding at December 31, 2024	24,177,761	0.21
Options exercisable at December 31, 2024	13,985,261

		Weighted
		Average
For the year ended December 31, 2023	Shares	Exercise Price
Outstanding at January 1, 2023	25,690,261	$0.23
Expired or cancelled	(1,512,500)	0.46
Outstanding at December 31, 2023	24,177,761	0.21
Options exercisable at December 31, 2023	13,985,261

SCHEDULE OF OPTIONS TO PURCHASE SHARES OF COMMON STOCK OUTSTANDING AND EXERCISABLE

The following table summarizes information about options to purchase shares of the Company’s Common Stock outstanding and exercisable at September 30, 2025:

Exercise prices	Outstanding Options	Weighted- Average Remaining Life In Years	Weighted- Average Exercise Price	Number Exercisable

$0.1 to $0.15	16,250,000	6.46	$0.12	6,057,500
0.16 to $0.21	5,502,761	5.77	0.16	5,502,761
0.22 to $0.37	1,550,000	2.21	0.28	1,550,000
0.38 to $0.72	500,000	0.47	0.73	500,000
	23,802,761	5.90	$0.15	13,610,261

The following table summarizes information about options to purchase shares of the Company’s Common Stock outstanding and exercisable at December 31, 2024:

Exercise prices	Outstanding Options	Weighted- Average Remaining Life In Years	Weighted- Average Exercise Price	Number Exercisable

$0.1 to $0.15	16,250,000	7.2	$0.12	6,057,500
0.16 to $0.21	5,502,761	6.5	0.16	5,502,761
0.22 to $0.37	1,550,000	3.0	0.28	1,550,000
0.38 to $0.72	500,000	1.2	0.73	500,000
0.73 to $15.0	375,000	0.4	4.14	375,000
	24,177,761	6.5	$0.21	13,985,261

SCHEDULE OF WARRANTS ACTIVITY

The issuance of warrants to purchase shares of the Company’s Common Stock, including those attributed to debt issuances, as of September 30, 2025 and 2024 are summarized as follows:

		Average
For the nine months ended September 30, 2025	Shares	Exercise Price
Outstanding at January 1, 2025	31,890,289	$0.13
Issued during the nine months ended September 30, 2025	5,350,000	0.15
Outstanding at September 30, 2025	37,240,289	$0.13

		Average
For the nine months ended September 30, 2024	Shares	Exercise Price
Outstanding at January 1, 2024	61,500,355	$0.15
Issued during the nine months ended September 30, 2024	3,390,000	0.12
Exercised / cancelled during the nine months ended September 30, 2024	(33,000,066)	0.15
Outstanding at September 30, 2024	31,890,289	$0.13

The issuance of warrants to purchase shares of the Company’s Common Stock, including those attributed to debt issuances, for the years ended December 31, 2024 and 2023, respectively are summarized as follows:

For the year ended December 31, 2024	Shares	Average Exercise Price
Outstanding at January 1, 2024	61,500,355	$0.15
Issued during the year ended December 31, 2024	3,390,000	0.12
Exercised / cancelled during the year ended December 31, 2024	(33,000,066)	0.15
Outstanding at December 31, 2024	31,890,289	$0.13

For the year ended December 31, 2023	Shares	Average Exercise Price
Outstanding at January 1, 2023	81,072,855	$0.18
Issued during the year ended December 31, 2023	23,165,000	0.12
Exercised / cancelled during the year ended December 31, 2023	(42,737,500)	0.20
Outstanding at December 31, 2023	61,500,355	$0.15

SCHEDULE OF WARRANTS OUTSTANDING AND EXERCISABLE

The following table summarizes information about warrants outstanding and exercisable at September 30, 2025:

	Outstanding and exercisable
		Weighted-	Weighted-
		Average	Average
	Number	Remaining Life	Exercise	Number
Exercise Price	Outstanding	in Years	Price	Exercisable
$0.13	961,539	1.25	0.13	961,539
0.20	4,373,750	1.51-1.73	0.20	4,373,750
0.12	26,555,000	0.25	0.12	26,555,000
0.15	5,350,000	4.84	0.15
	37,240,289	1.10	$0.13	37,240,289

The following table summarizes information about warrants outstanding and exercisable at December 31, 2024:

	Outstanding and exercisable
Exercise Price	Number Outstanding	Weighted- Average Remaining Life in Years	Weighted- Average Exercise Price	Number Exercisable
$0.13	961,539	2.00	0.13	961,539
0.20	4,373,750	2.26-2.47	0.20	4,373,750
0.12	11,300,000	0.51	0.12	11,300,000
0.12	11,865,000	0.81	0.12	11,865,000
0.12	3,390,000	1.08	0.12	3,390,000
	31,890,289	0.99	$0.13	31,890,289